Acquisitions	12 Months Ended
Mar. 31, 2013
Acquisitions

3. ACQUISITIONS

Ricoh completed certain immaterial business combinations during the years ended March 31, 2011, 2012 and 2013 resulting in cash expenditure of ¥1,415 million, ¥14,816 million and ¥2,774 million, net of cash acquired, respectively.